Cash flow changes from financing activities	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
29. Cash flow changes from financing activities
29.	Cash flow changes from financing activities
Details of changes in financing activities for the year ended December 31, 2021 are as follows:

			Non-cash changes
	January 1, 2021	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2021
Share capital	106,730	121,238	164,660	—	—	392,628
Lease liability	4,336	(660)	272	—	—	3,948
Credit facility	37,644	7,339	—	—	—	44,983
Debentures	40,658	(2,053)	(49)	(14)	1,252	39,794
Convertible debentures	8,751	—	(8,751)	—	—	—

Total	198,119	125,864	156,132	( 1 4)	1,252	481,353

Details of changes in financing activities for the year ended December 31, 2020 are as follows:

			Non-cash changes
	January 1, 2020	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2020

Share capital	94,500	2,568	9,662	—	—	106,730
Lease liability	5,208	(444)	(428)	—	—	4,336
Credit facility	76,472	(39,050)	—	—	222	37,644
Debentures	44,039	(399)	(3,175)	(116)	309	40,658
Convertible debentures	12,373	—	(4,265)	—	643	8,751

Total	232,592	(37,325)	1,794	(116)	1,174	198,119